Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions With Related Parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
Period	Principal Repayment
January 1, 2016 to December 31, 2016	$5,000
January 1, 2017 to December 31, 2017	5,000
January 1, 2018 to December 31, 2018	5,000
January 1, 2019 to December 31, 2019	5,000
January 1, 2020 to December 31, 2020	5,000
January 1, 2021 and thereafter	23,750
Total	$48,750